Document and Entity Information	Sep. 04, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000320193
Document Type	8-K
Document Period End Date	Sep. 04, 2019
Entity Registrant Name	Apple Inc.
Entity Incorporation State Country Code	CA
Entity File Number	001-36743
Entity Tax Identification Number	94-2404110
Entity Address, Address Line One	One Apple Park Way
Entity Address, City or Town	Cupertino
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95014
City Area Code	408
Local Phone Number	996-1010
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.00001 par value per share
Trading Symbol	AAPL
Security Exchange Name	NASDAQ
A 1.000 Notes Due 2022 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.000% Notes due 2022
Trading Symbol	—
Security Exchange Name	NASDAQ
A 1.375 Notes Due 2024 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2024
Trading Symbol	—
Security Exchange Name	NASDAQ
A 0.875 Notes Due 2025 [Member]
Document And Entity Information [Line Items]
Security 12b Title	0.875% Notes due 2025
Trading Symbol	—
Security Exchange Name	NASDAQ
A 1.625 Notes Due 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.625% Notes due 2026
Trading Symbol	—
Security Exchange Name	NASDAQ
A 2.000 Notes Due 2027 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.000% Notes due 2027
Trading Symbol	—
Security Exchange Name	NASDAQ
A 1.375 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	1.375% Notes due 2029
Trading Symbol	—
Security Exchange Name	NASDAQ
A 3.050 Notes Due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.050% Notes due 2029
Trading Symbol	—
Security Exchange Name	NASDAQ
A 3.600 Notes Due 2042 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.600% Notes due 2042
Trading Symbol	—
Security Exchange Name	NASDAQ